LEASE (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Supplemental balance sheet information
Right-of-use assets	$ 18	$ 683
Lease liabilities - current	8	1,002
Lease liabilities - non-current	13	3
Total lease liabilities	$ 21	$ 1,005
weighted average remaining lease terms and discount rates
Weighted average remaining lease term (years)	1 year 2 months 15 days
Weighted average discount rate	7.50%